ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Acquired intangible assets, net
Less: impairment	$ 427	$ 426
Intangible assets, net	30,634	17,530
Amortization expenses	5,221	1,885	$ 598
Future amortization expenses
2016	6,345
2017	4,901
2018	3,150
2019	1,813
2020	1,265
thereafter	1,557
Impairment loss recognized on acquired intangible assets	0	0	$ 0
Customer relationship
Acquired intangible assets, net
Acquired intangible assets subject to amortization	23,286	12,303
Less: accumulated amortization	8,163	4,059
Operating license
Acquired intangible assets, net
Acquired intangible assets subject to amortization	4,566	2,161
Less: accumulated amortization	1,988	1,289
Favorable lease contract
Acquired intangible assets, net
Acquired intangible assets subject to amortization	1,925	1,372
Less: accumulated amortization	433	169
Contract backlog
Acquired intangible assets, net
Acquired intangible assets subject to amortization	88	88
Less: accumulated amortization	88	80
Non-compete agreement
Acquired intangible assets, net
Acquired intangible assets subject to amortization	454	454
Less: accumulated amortization	189	37
Trade-name
Acquired intangible assets, net
Acquired intangible assets not subject to amortization	$ 11,603	$ 7,212